Operating Results of Discontinued Operations (Detail) (USD $) In Millions, unless otherwise specified	3 Months Ended						6 Months Ended		9 Months Ended		12 Months Ended
	Mar. 31, 2012	Dec. 31, 2011	Oct. 01, 2011	Apr. 02, 2011	Jan. 01, 2011	Oct. 02, 2010	Dec. 31, 2011	Jan. 01, 2011	Mar. 31, 2012	Apr. 02, 2011	Jun. 30, 2012	Jul. 02, 2011	Jul. 03, 2010
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Net Sales											$ 5,229	$ 8,088	$ 8,960
Pretax Income (Loss)											(138)	567	996
Income (Loss)	(34)	155	(322)	87	309	107	(167)	416	(201)	503	465	485	328
North American Fresh Bakery
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Net Sales											724	2,037	2,128
Pretax Income (Loss)											29	58	46
Income (Loss)											163	159	35
North American Refrigerated Dough
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Net Sales											74	307	326
Pretax Income (Loss)											13	42	56
Income (Loss)											9	27	37
North American Foodservice Beverage
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Net Sales											330	538	512
Pretax Income (Loss)											(15)	5	17
Income (Loss)											(9)	3	13
International Coffee and Tea
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Net Sales											3,728	3,537	3,218
Pretax Income (Loss)											224	399	645
Income (Loss)											662	276	463
European Bakery
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Net Sales											262	591	650
Pretax Income (Loss)											(384)	(9)	(22)
Income (Loss)											(358)	(16)	(21)
International Household And Body Care
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Net Sales											111	1,078	2,126
Pretax Income (Loss)											(5)	72	254
Income (Loss)											$ (2)	$ 36	$ (199)